STOCKHOLDERS' EQUITY	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Equity [Abstract]
STOCKHOLDERS' EQUITY

NOTE 6 – STOCKHOLDERS’ EQUITY

The Company expensed $64,790 and $48,182 related to restricted stock awards for the three months ended March 31, 2020 and 2019, respectively. Additionally, the Company corrected the vesting schedule relating to restricted stock awards awarded to the Company’s attorney, resulting in a credit of $82,808 for the three months ended March 31, 2019.

In connection to the 2020 Debentures, see Note 5 – Convertible Debt, the Company issued 960,359 restricted shares of common stock.

During the three months ended March 31, 2019, the Company granted a total of 960,000 restricted stock awards to four directors of the Company, for their services vesting quarterly over a one-year period. On February 27, 2019 and February 28, 2019 three persons resigned as members of the Company’s Board of Directors, effective March 1, 2019. This resulted in a cancellation of 320,000 shares related to the portion of the unvested restricted stock awards the retired directors had received.

On March 15, 2019, we engaged an advisor to provide consulting services under an Investor Relations and Advisory Agreement (the "Agreement"). Pursuant to the Agreement, we agreed to pay in advance of services a monthly fee of $5,000 in shares of restricted common stock to the consulting firm for consulting services. The number of shares to be issued will be calculated based on the closing price of our common shares on the 1st day of each month or the preceding day, if the 1st were to fall on a weekend or holiday. However, if the stock were to trade below $0.15 per share, the calculation would be based on $0.15. The shares shall not have registration rights, and the shares may be sold subject to Rule 144. During the three months ended March 31, 2020, the Company issued 66,666 shares of restricted common stock for a total expense of $7,734 related to these services.

NOTE 7 – STOCKHOLDERS’ EQUITY

For the years ended December 31, 2019 and 2018, the Company expensed $0 and $8,625, respectively, relative to restricted stock units.

For the years ended December 31, 2019 and 2018, the Company expensed $238,530 and $446,265, respectively, relative to restricted stock awards.

During the year ended December 31, 2019, the Company granted a total of 1,200,000 restricted stock awards to five directors of the Company for their services. The restricted stock awards vest in equal quarterly installments over a one-year period. On February 27, 2019, three directors resigned from the Company’s Board of Directors, effective March 1, 2019. This resulted in a cancellation of 320,000 shares related to the portion of the unvested restricted stock awards these directors had received. On September 18, 2019 a director resigned from the Company’s Board of Directors, effective immediately, resulting in a cancellation of 120,000 related to the portion of unvested restricted stock awards this director had received. In December 2019, the Company issued 240,000 shares of restricted common stock to a director, for joining the Board of Directors.

On March 15, 2019, the Company engaged an advisor to provide consulting services under an Investor Relations and Advisory Agreement (the "Agreement"). Pursuant to the Agreement, the Company agreed to pay in advance of services a monthly fee of $5,000 in shares of restricted common stock to the consulting firm for consulting services. The number of shares to be issued will be calculated based on the closing price of our common shares on the 1st or preceding day of each month, if the 1st were to fall on a weekend or holiday. However, if the stock were to trade below $0.15, the calculation would be based on $0.15. The shares shall not have registration rights, and the shares may be sold subject to Rule 144. During the year ended December 31, 2019, the Company issued 292,730 shares of restricted common stock for a total expense of $35,870 related to these services.

Effective July 31, 2019, the Company engaged an advisor to provide consulting services to the Company’s Board of Directors. The Company issued 200,000 shares of restricted common stock during the year ended December 31, 2019 in related to this to this engagement for a value of $19,000.

Effective July 15, 2019, the Company engaged an advisor for sales and marketing purposes. During the year ended December 31, 2019, the Company issued 680,000 shares of restricted common stock for a value of $83,572.

On May 29, 2019, a former director completed a cashless exercise of 200,000 warrants and was issued 71,774 shares of the Company’s common stock. See Note 8 – Stock Options, Restricted Stock and Warrants.

On September 19, 2019, in connection with the Bridge Financing, the Company issued a total of 1,000,000 restricted shares of common stock with a fair value of $70,100. See Note 5 – Convertible Debt.

On September 8, 2017, the Company entered into a consulting agreement stipulating partial payment in restricted common stock. As of December 31, 2017, 120,000 shares have been issued. These shares were valued at the closing price of the Company’s common stock as they became due for a total of $12,000 for the year ended December 31, 2017. During the year ended December 31, 2018, the Company issued 49,500 shares and incurred $44,120 related to this agreement.

On August 9, 2017, the Company granted 300,000 shares of restricted common stock to each of six non-employee directors and one attorney vesting quarterly over one year. The common stock was measured at fair value at the grant date and expensed based on the vesting schedule. Common stock related to the Company’s attorney were revalued as of the year end. During the year ended December 31, 2018, $111,105 compensation expense was recorded in relation to these awards. As of December 31, 2018, there was $0 unrecognized compensation cost related to these shares of restricted common stock.

During the year ended December 31, 2018, 37,500 restricted stock units were vested in relation to a consulting service agreement and a total of $8,625 was expensed.

During the year ended December 31, 2018, the Company granted a total of 600,000 restricted stock awards to two directors of the Company, each receiving 300,000 shares of restricted common stock, for joining the Board of Directors. On April 25, 2018 the Company approved the immediate vesting of all of the Company’s outstanding restricted common stock issued in 2017 and 2018 to non-employee directors of the Company. During the year ended December 31, 2018, $160,500 compensation expense was recorded in relation to this issuance. As of December 31, 2018, there was $0 unrecognized compensation cost related to these shares of restricted common stock.

During the year ended December 31, 2018, the Company granted a total of 1,425,000 shares of restricted common stock to the directors and the Chief Executive Officer of the Company for their services and vesting quarterly over a one-year period and 150,000 shares to one attorney, vesting immediately. During the year ended December 31, 2018, $174,660 compensation expense was recorded in relation to this issuance. As of December 31, 2019, there is $0 unrecognized compensation cost related to these shares of restricted common stock.

In January 2018, the Chairman of the Board of Directors, made a cashless exercise of 5,000,000 options related to services in 2017, whereby the Chairman disposed of 972,222 shares to the Company as part of his exercise, amounting to an issuance of 4,027,778 shares, see Note 8.

In 2017, the Company conducted a private placement offering with a maximum offering amount of $2,100,000 comprised of units consisting of 715,000 shares of common stock and 715,000 five-year warrants exercisable at $0.15 per share. In relation to the 2017 private placement with a maximum offering amount of $2,100,000 allowing investors to purchase units consisting of 715,000 shares of common stock and 715,000 five-year warrants exercisable at $0.15 per share, the Company’s Board of Directors increased the size of the private placement by an additional amount beyond the $2,100,000 limit. During the year ended December 31, 2018 the Company raised gross proceeds of $1,153,645 for the purchase of 16,513,311 shares of common stock and 16,513,311 warrants. Of these amounts, gross proceeds of $530,777 for the purchase of 7,590,111 shares of common stock and 7,590,111 warrants related to current and then directors and relatives of the directors of the Company.

On January 30, 2018, the Company authorized a 30-day offer, beginning on February 20, 2018, to the holders of the Company’s outstanding warrants exercisable at $0.15 to exercise their warrants at $0.10 per share.  This authorization was extended until June 30, 2018.  The Company authorized certain holders, who had sent in their exercise notices prior to June 30, 2018, to submit payment before July 27, 2018 and exercise their warrants at $0.10 per share. For the year ended December 31, 2018, 20,787,784 warrants were exercised and a total of 20,787,784 shares of common stock were issued for gross proceeds of $2,079,345. Included in the above amounts are gross proceeds of $1,205,458 from current and then directors in exchange for exercise of 12,054,576 warrants and issuance of 12,054,576 shares of common stock.

In January 2018, a member of the Board exercised 104,876 warrants with an exercise price of $0.15 and a total of 104,876 shares of common stock were issued for gross proceeds of $15,731.

On March 31, 2018, the Company entered into a Confidential Settlement Agreement (the “Settlement Agreement”) with Paul Klapper, a member of the Company’s Board, Stephen Silver, PFK Development Group, Ltd. (“PFKD”) and certain other parties named in the Settlement Agreement. Pursuant to the terms of the Settlement Agreement, the Company (i) paid a total of $500,000 (the “Settlement Amount”) to PFKD and Mr. Silver and (ii) issued them each 500,000 shares of the Company’s common stock (the “Settlement Shares”). The shares were valued at $279,000 whereby $139,500 related to common stock issued to a related party and $139,500 related to common stock issued to a third party. The Settlement Agreement provides for cancellation as of March 31, 2018 of certain revenue sharing agreements between the Company and each of Mr. Klapper, Mr. Silver and PFKD, and terminates the Company’s obligation to issue warrants to purchase 3.7 million shares of the Company’s common stock at an exercise price of $0.40 per share. During the year ended December 31, 2018, 1,749,683 shares of common stock and 1,749,683 of warrants were issued to Mr. Klapper in relation to a conversion of a note payable upon conversion for $120,000 principal and $2,478 accrued interest. During the year ended December 31, 2018, those shares of common stock and warrants were issued and delivered. Pursuant to ASC 470-50- 40 Modifications and Extinguishments, the Company assessed the nature of the transaction and based on its assessment concluded it is a capital transaction in essence, and as such accounted for it through Additional Paid-In Capital with no gain or loss recognized in the Income Statement during the year ended. Mr. Klapper joined the Board of Directors on July 14, 2017 and resigned as of March 31, 2018.

In April 2018, the former Chief Executive Officer of the Company exercised his warrants at an exercise price of $0.01 for gross proceeds of $1,000 resulting in an issuance of 100,000 shares.

On July 27, 2018 the Company cancelled 607,143 shares as a result of an over-issuance of shares to an investor in connection with the Company’s 2017 exchange.

On July 31, 2018, a member of the Board exercised 1,439,524 warrants held by an entity under his control at an exercise price of $0.15 per share for a total price of $215,929.